CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Shares [Member]	Warrants [Member]	Options [Member]	Deficit [Member]	Total
Begning balance, Shares at Dec. 31, 2015	7,829,540	250,000	500,000
Begning balance, Amount at Dec. 31, 2015	$ 43,975,360	$ 686,349	$ 7,062,781	$ (51,536,140)	$ 188,350
Shares issued for properties, Shares	70,833
Shares issued for properties, Amount	$ 60,000				$ 60,000
Warrants expired		(250,000)
Comprehensive loss for the year				$ (272,193)	$ (272,193)
Ending balance, Shares at Dec. 31, 2016	7,900,373		500,000
Ending balance, Amount at Dec. 31, 2016	$ 44,035,360	$ 686,349	$ 7,062,781	(51,808,333)	(23,843)
Shares issued for properties, Shares	70,833
Shares issued for properties, Amount	$ 60,000				$ 60,000
Options expired			(200,000)
Options forfeited			(35,000)
Comprehensive loss for the year				$ 314,338	$ 314,338
Ending balance, Shares at Dec. 31, 2017	7,971,206		265,000
Ending balance, Amount at Dec. 31, 2017	$ 44,095,360	$ 686,349	$ 7,062,781	$ (51,493,995)	$ 350,495